Share-Based Compensation Expenses	12 Months Ended
Dec. 31, 2023
Share-Based Compensation Expenses [Abstract]
Share-based compensation expenses
29	Share-based compensation expenses

(a)	Description of share-based compensation arrangements

On January 3, 2017, the Group adopted a new share incentive plan, or the 2017 Share Incentive Plan. Options to purchase 187,933,730 ordinary shares pursuant to the 2017 Share Incentive Plan were issued to certain management and employees. Accordingly, 60%, 20% and 20% of the award options shall vest on December 31, each of the years 2017 to 2019, respectively. Unless terminated earlier, the 2017 Share Incentive Plan will terminate automatically in 2022 to 2024.

On August 27, 2018, 2018 Share Incentive Plan (the “2018 Option”) for granting shares award of the Group to certain management members and employees of the Group was issued to concurrently replace the 2017 Share Incentive Plan which granted Sincere Fame’s share. Except for the aforementioned change of grantor and the extension of the 20% of the award’s termination year, which was vested in December 31,2017, by one to December 31st, 2023, all terms of the 2017 Share Incentive Plan and the 2018 Share Incentive Plan were the same. No change in the fair value, vesting conditions or the classification of the 2017 Share Incentive Plan and the 2018 Share Incentive Plan. In connection with the 2018 Option, 187,933,730 ordinary shares were issued to the Depositary as a reserve pool for future issuances upon the exercise of share options granted under the 2018 Option to the Group’s management members and employees. All shareholder rights of these 187,933,730 ordinary shares including but not limited to voting rights and dividend rights are unconditionally waived until the corresponding shares are exercised.

On December 31, 2019, the Group granted options to certain management and employees to purchase 119,674,780 ordinary shares pursuant to the 2018 Share Incentive Plan (the “2019 Option”). Accordingly, 50%, 30% and 20% of the award options shall vest on December 31, each of the years 2020 to 2022, respectively, with expiration dates on December 31, each of the years 2025 to 2027.

On December 31, 2023, 80% of the 2018 Option has expired. The Board authorized the Group to postpone the expiration date of the expired portion from December 31, 2023, to December 31, 2024, being referred as “Extend 2018 Option”, as previously discussed with the management and employees.

Share-based payment transactions with employees, such as share options are measured based on the grant date fair value of the equity instrument. The Group recognizes the compensation costs net of estimated forfeitures over the applicable vesting period. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures will be recognized through a cumulative catch-up adjustment in the period of change and will also impact the amount of stock compensation expenses to be recognized in future periods. There were no market conditions associated with the share option grants.

(b)	Fair value of share options and assumptions

The fair value of options granted to employees is determined based on a number of factors including valuations. In determining the fair value of equity instruments, the Group referred to valuation reports prepared by an independent third-party appraisal firm, based on data the Group provided. The valuation reports provided the Group with guidelines in determining the fair value of the equity instruments, but the Group is ultimately responsible for the determination of all amounts related to share-based compensation recorded in the financial statements.

Excluding the options containing service vesting conditions, the Group calculated the estimated fair value of the options on the respective grant dates using a binomial option pricing model with assistance from independent valuation firms, with the following assumptions:

	Share awards granted on January 3, 2017 (2018 Option)	Share awards granted on December 31, 2019 (2019 Option)	Share awards granted on December 31, 2023 (Extend 2018 Option)
Expected volatility	40.00%	41.52%	59.27%
Expected dividends	-	-	-
Risk-free interest rate	3.10%	3.12%	2.08%
Expected term (in years)	5	5	-
Expected life (in years)	6	8	1

The contractual life of the share option is used as an input into the binomial option pricing model. Exercise multiple and post-vesting forfeit are incorporated into the model as well.

2018 Option

When the options of the 2018 Option were issued, the Group’s shares had not been publicly traded and its shares were rarely traded privately. Therefore, the expected volatility is estimated based on the historical volatility of comparable entities with publicly traded shares for the period before the date of grant with length commensurate to contractual life of the options. Since the contractual life of the options is 6 years, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 6-year government bond at the date of grant.

The Group has not declared or paid any cash dividends on its capital stock and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

If any of the assumptions used in the binomial option pricing model changes significantly, share-based compensation expenses for future awards may differ materially compared with the awards granted previously.

2019 Option

When the options of the 2019 Option were issued, the Group’s shares were already publicly traded. Since the shares have only been publicly traded for just over a year, the expected volatility is estimated based on the historical volatility of comparable entities with publicly traded shares for the period before the date of grant with length commensurate to contractual life of the options. The contractual life of the options is 6 years, 7 years and 8 years, respectively. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 5-year, 7-year and 10-year government bond, using interpolation method, at the date of grant.

The Group has not declared or paid any cash dividends on its capital stock and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

If any of the assumptions used in the binomial option pricing model changes significantly, share-based compensation expenses for future awards may differ materially compared with the awards granted previously.

Extend 2018 Option

When the options of the 2018 Option were issued, the Group’s shares were already publicly traded. The expected volatility is estimated based on the historical volatility of the Group for the period at the option modification date, December 31, 2023, to contractual life of the options, December 31, 2024. The contractual life of the options is 1 year. Therefore, the risk-free rate for the expected term of the options is determined based on the yield to maturity of China 1-year government bond, using interpolation method, at the option modification date.

The Group has not declared or paid any cash dividends on its capital stock and does not anticipate any dividend payments on its ordinary shares in the foreseeable future.

If any of the assumptions used in the binomial option pricing model changes significantly, share-based compensation expenses for future awards may differ materially compared with the awards granted previously.

The following table sets forth the fair value of options and ordinary shares estimated at the dates of option grants indicated below with the assistance from an independent valuation firm.

Date of options grant/modify	Options granted/modified	Exercise price		Fair value of option		Fair value of ordinary shares
January 3, 2017	75,173,492	RMB	0.50	RMB	1.26	RMB	1.72
January 3, 2017	112,760,238	RMB	0.50	RMB	1.27	RMB	1.72
December 31, 2019	83,772,346	RMB	1.00	RMB	0.71	RMB	1.40
December 31, 2019	35,902,434	RMB	1.00	RMB	0.75	RMB	1.40
December 31, 2023	150,346,984	RMB	0.50	RMB	0.34	RMB	0.29

For the 2018 option granted on January 3, 2017, there was no income tax benefit recognized associated with the share-based compensation expenses. As of December 31, 2019, the expenses in relation to the 2018 Option have been fully recognized.

For the 2019 Option, there was no income tax benefit recognized associated with the share-based compensation expenses. As of December 31, 2023, the expenses in relation to the 2019 Option have been fully recognized.

For the Extend 2018 Option, the Group recognized extension related incremental compensation cost of RMB7.5 million in 2023. There was no income tax benefit recognized associated with the share-based compensation expenses. As of December 31, 2023, the expenses in relation to the Extend 2018 Option have been fully recognized.